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[SENTRY LOGO]


                         Sentry Variable Life Account I
                               SELF-DIRECTED LIFE

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
            FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST


                             [SEMI-ANNUAL REPORT]

                                                                   JUNE 30, 1997


                         SENTRY LIFE INSURANCE COMPANY

Dear Policy Owner:                                             August 15, 1997

Thank you for choosing Sentry Life for your insurance and long-term investment needs. Your Self-Directed Life Policy provides you with life insurance protection while at the same time providing you with the ability to control your investment strategy.

The following are comments of the adviser, Neuberger & Berman Management Incorporated for the following Advisers Management Trust Portfolios:

Liquid Assets - Bullish fundamentals for the fixed income markets became more apparent in the second quarter of 1997. The budget deficit appears to have shrunk dramatically, the Federal Reserve has remained friendly, and inflation statistics are the lowest in a generation. With this backdrop, 91-Day Treasury Bill rates dropped from their April high of 5.34% to 5.17% at the end of the second quarter. During the second quarter we saw remarkable reductions in U.S. Treasury debt issuance, a welcome circumstance for U.S. taxpayers, which aided the reduction in rates. During the same period, major corporations continued to finance their activities by borrowing in the short term commercial paper market at a substantial discount to long term borrowing rates. This continued supply of commercial debt kept rates in this sector significantly higher than comparable maturity Treasury Bills, a beneficial circumstance for our money market investors. In this environment, we have extended our target maturity to the 65-70 day range adding incremental yields by selecting assets in the six months maturity factor.

Balanced Portfolio - During the first quarter of 1997, the market was very volatile and was led mostly by large-cap stocks. Our best performer during the first quarter was the technology sector, specifically Micron Technology. The top three holding for the first quarter were General Nutrition, CITICORP, and GTECH. The health care group had a good rebound from a poor 1996, specifically the HMO group. The lagging parts of the Portfolio during the first quarter were the communications area and the entertainment industry.

We indicated in past reports that the fundamentals for fixed income securities were positive and that we participated in the rally by maintaining a positive viewpoint on the market. We have maintained a position of assets in the mortgage area, while selectively purchasing a variety of corporate bonds in different sectors and industries.

Limited Maturity Bond Portfolio - The first quarter of 1997 started out as a very interesting one in the bond arena. In the opinion of the Federal Reserve Board, the financial markets had become irrationally exuberant and at the end of the quarter it raised interest rates. This brought about our decision to stay defensive through most of the quarter in order to protect principal in what could be described as a very difficult market.

The top three holdings included General Motors Acceptance Corp. Medium-Term Notes, First USA Bank Medium-Term Deposit Notes and Nations Bank Credit Card Master Trust Class A Serials. At the end of the period there were 177 holdings in the portfolio.

As we focus on the final six months of 1997, it is still our opinion that fixed income securities, in light of powerful fundamental forces, present good investment opportunities. As usual, we will be vigilant in our sector and security selection, and will attempt to find values that are not always recognized by the general market.

Your account with us is appreciated.

Sincerely,


Dale R. Schuh, President
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger & Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Government Income, Growth, Limited Maturity Bond, Liquid Asset and Partners Portfolio may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. Shares of the Balanced Portfolio are also available as a underlying investment fund for certain qualified retirement plans. This material is authorized for distribution only when preceded or accompanied by a prospectus.


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                         SENTRY LIFE INSURANCE COMPANY
                         Sentry Variable Life Account I
                        STATEMENT OF ASSETS, LIABILITIES
                          AND CONTRACT OWNERS' EQUITY
                           June 30, 1997 (Unaudited)
Assets:

Investments at market value:

     Neuberger & Berman Advisers Management Trust:


      Liquid Asset Portfolio, 201,036
        shares (cost $201,036)                           $  201,036

      Growth Portfolio, 129,329
        shares (cost $3,054,752)                          3,587,539

      Limited Maturity Bond Portfolio, 11,488
        shares (cost $159,151)                              156,502

      Balanced Portfolio, 58,982
        shares (cost $915,051)                              977,934
                                                         ----------

        Total investments                                 4,923,011

  Dividends receivable                                          828
                                                         ----------

        Total assets                                      4,923,839

  Liabilities:

  Accrued expenses                                            3,160
                                                         ----------

  Contract owners' equity (Net Assets)                   $4,920,679
                                                         ==========


   The accompanying notes are an integral part of these financial statements



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SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
For the six months ended June 30, 1997, 1996 and 1995 (Unaudited)


                                              SUB-ACCOUNTS INVESTING IN:
                                              --------------------------
                                                         Liquid Asset                           Growth
                                                         Portfolio                              Portfolio
                                              --------------------------------------------------------------------
                                              1997       1996          1995       1997        1996        1995
                                              --------------------------------------------------------------------
Income:
  Dividends                                      4,839        4,781     4,406          --         997       4,390
Expenses:
  Risk charges                                   1,126        1,145       928      16,990      14,415      10,448
                                              --------     --------  --------  ----------  ----------  ----------
Net investment income (loss)                     3,713        3,636     3,478     (16,990)    (13,418)     (6,058)
                                              --------     --------  --------  ----------  ----------  ----------
Realized net investment gain                        --           --        --      31,075      32,347       4,501
Unrealized appreciation (depreciation), net         --           --        --     221,423    (119,520)    328,213
Capital gain distributions received                 --           --        --     264,588     233,304      58,834
                                              --------     --------  --------  ----------  ----------  ----------
Realized and unrealized gain (loss)
  on investments and capital
  gains distributions, net                          --           --        --     517,086     146,131     391,548
                                              --------     --------  --------  ----------  ----------  ----------
Net increase (decrease) in contract owners'
  equity from operations                         3,713        3,636     3,478     500,096     132,713     385,490
                                              --------     --------  --------  ----------  ----------  ----------
Purchase payments                               92,587       54,569    30,251     309,656     273,124     255,668
Transfers between subaccounts, net             (73,514)     (35,049)  (51,452)     77,806      33,315      29,595
Withdrawals and surrenders                     (34,108)         (16)     (219)   (129,843)    (88,220)    (70,740)
Monthly deductions                              (7,327)      (6,651)   (5,920)   (120,647)   (103,527)    (89,211)
Policy loans                                       (38)        (685)       (9)    (28,284)    (17,814)    (33,337)
                                              --------     --------  --------  ----------  ----------  ----------
Net increase (decrease) in contract owners'
  equity derived from principal
  transactions                                 (22,400)      12,168   (27,349)    108,688      96,878      91,975
                                              --------     --------  --------  ----------  ----------  ----------
Total increase (decrease) in contract
  owners' equity                               (18,687)      15,804   (23,871)    608,784     229,591     477,465
Contract owners' equity at beginning of year   219,666      221,447   190,683   2,978,276   2,574,908   1,811,605
                                              --------     --------  --------  ----------  ----------  ----------
Contract owners' equity at end of year         200,979      237,251   166,812   3,587,060   2,804,499   2,289,070
                                              ========     ========  ========  ==========  ==========  ==========



   The accompanying notes are an integral part of these financial statements


          Limited Maturity                       Balanced
          Bond Portfolio                         Portfolio                           Total
--------------------------------------------------------------------------------------------------------------
 1997      1996      1995            1997       1996       1995            1997        1996        1995
--------------------------------------------------------------------------------------------------------------
  8,980    15,386     9,541          16,109     18,652    11,714           29,928      39,816       30,051

    797       951       942           4,709      4,322     3,491           23,622      20,833       15,809
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------
  8,183    14,435     8,599          11,400     14,330     8,223            6,306      18,983       14,242
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------
   (941)     (838)      115           3,382      6,027     4,584           33,516      37,536        9,200
 (3,578)  (14,063)    1,349          35,795   (104,364)   79,075          253,640    (237,947)     408,637
     --        --        --          41,345    103,719     3,765          305,933     337,023       62,599
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------

 (4,519)  (14,901)    1,464          80,522      5,382    87,424          593,089     136,612      480,436
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------
  3,664      (466)   10,063          91,922     19,712    95,647          599,395     155,595      494,678
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------
 10,765    12,509    15,995          91,593     61,414    94,605          504,601     401,616      396,519
     25   (11,586)   10,336          (4,317)    13,320    11,521                -           -            -
 (5,934)      (59)  (11,850)         (6,415)    (3,204)  (21,987)        (176,800)    (91,499)    (104,796)
 (5,741)   (6,051)   (6,768)        (46,305)   (43,770)  (40,022)        (180,020)   (159,999)    (141,921)
  2,027    (1,028)       23           7,246     (2,806)    4,375          (19,049)    (22,333)     (28,948)
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------

  1,142    (6,215)    7,736          41,802     24,954    48,492          129,232     127,785      120,854
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------
  4,806    (6,681)   17,799         133,724     44,666   144,139          728,627     283,380      615,532
150,962   180,182   167,729         843,148    793,604   607,854        4,192,052   3,770,141    2,777,871
-------  --------  --------       ---------  ---------  --------       ----------  ----------   ----------
155,768   173,501   185,528         976,872    838,270   751,993        4,920,679   4,053,521    3,393,403
=======  ========  ========       =========  =========  ========       ==========  ==========   ==========

NOTES TO FINANCIAL STATEMENTS  (Unaudited)
June 30, 1997 and 1996

1.   Organization and Contracts

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

     The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

     A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.   Significant Accounting Policies

     Valuation of Investments

     Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

     Securities Transactions and Investment Income

     Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized capital gains of the Variable Life Account which are applied to increase contract owners' equity are not taxed.

NOTES TO FINANCIAL STATEMENTS (Unaudited - continued)
June 30,1997 and 1996

3.   Expenses

     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $3,160 at June 30, 1997.

     At the beginning of each policy month, the company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

     The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

NOTES TO FINANCIAL STATEMENTS (Unaudited - continued)
June 30, 1997 and 1996

4.   Contract Owners' Equity

     Contract owners' equity is represented by accumulation units in the related Variable Life Account.

     At June 30, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                                 Accumulation          Accumulation
                                                                    Units               Unit Value          Value
                                                                 ------------          ------------         -----
Neuberger & Berman
Advisers Management Trust:
 Liquid Asset Portfolio                                             13,140                 $15.30            $  200,979
 Growth Portfolio                                                  135,360                  26.50             3,587,060
 Limited Maturity Bond Portfolio                                     9,176                  16.97               155,768
 Balanced Portfolio                                                 50,063                  19.51               976,872
                                                                                                             ----------
  Total contract owners' equity                                                                              $4,920,679
                                                                                                             ==========



At June 30, 1996 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                                                 Accumulation          Accumulation
                                                                    Units                Unit Value         Value
                                                                 ------------          ------------         -----
Neuberger & Berman
Advisers Management Trust:
  Liquid Asset Portfolio                                           16,053                $14.78              $  237,251
  Growth Portfolio                                                126,634                 22.15               2,804,499
  Limited Maturity Bond Portfolio                                  10,832                 16.02                 173,501
  Balanced Portfolio                                               49,056                 17.09                 838,270
                                                                                                             ----------
   Total contract owners' equity                                                                             $4,053,521
                                                                                                             ==========

NOTES TO FINANCIAL STATEMENTS (Unaudited - continued)
June 30, 1997 and 1996

5.   Purchases and Sales of Securities

In 1997, purchases and proceeds on sales of the Trust's shares aggregated $1,017,526 and $575,465, respectively, and were as follows:

                          Liquid Asset  Growth     Limited Maturity  Balanced
                          Portfolio     Portfolio  Bond Portfolio    Portfolio  Total
                          ----------------------------------------------------------------
   Purchases              $137,231      $689,853    $21,786          $168,656   $1,017,526
   Proceeds on sales      $155,823      $333,576    $12,665          $ 73,401   $  575,465


In 1996, purchases and proceeds on sales of the Trust's shares aggregated $851,706 and $367,019, respectively, and were as follows:

                          Liquid Asset  Growth     Limited Maturity  Balanced
                          Portfolio     Portfolio  Bond Portfolio    Portfolio  Total
                          ----------------------------------------------------------------
   Purchases              $ 66,321      $560,216   $ 27,983          $197,186   $  851,706
   Proceeds on sales      $ 50,311      $243,039   $ 19,811          $ 53,858   $  367,019


In 1995, purchases and proceeds on sales of the Trust's shares aggregated $572,002 and $374,412, respectively, and were as follows:

                          Liquid Asset  Growth     Limited Maturity  Balanced
                          Portfolio     Portfolio  Bond Portfolio    Portfolio  Total
                          ----------------------------------------------------------------
   Purchases               $37,340      $360,449     $35,872          $138,341   $572,002
   Proceeds on sales       $61,199      $216,249     $19,594          $ 77,370   $374,412







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[SENTRY LOGO]


SENTRY LIFE
INSURANCE COMPANY
1800 North Point Drive
Stevens Point, WI  54481


                                                                    32-301A 8-97



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